Financial risk management, objectives and policies, ABN AMRO Credit Facility (Details) $ in Thousands			1 Months Ended						3 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2018 USD ($) Carrier Newbuilding Borrower	Jun. 30, 2022 USD ($) Vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Credit Facility [Abstract]
Borrowings										$ 396,696	$ 522,299
Gain on sale of vessels										19,513	$ 15,153	$ 0
ABN AMRO Credit Facility [Member]
Credit Facility [Abstract]
Borrowings	$ 306,800							$ 484,000
Number of borrowers								2	2
Number of VLCCs financed | Carrier								11
Number of newbuildings financed | Newbuilding								2
Debt prepayment before installment term					$ 42,200	$ 33,400	$ 57,800
Credit facility covenant, required adjusted tangible net worth										$ 300,000
Drawdown	$ 90,100			$ 60,000					$ 9,900
Repayments of borrowings			$ 60,000						13,300
Gain on sale of vessels									$ 12,700
Frequency of periodic repayment										quarterly
Debt repayment installment amount								$ 6,400
Debt repayment final amount										$ 178,200
ABN AMRO Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis								2.40%
ABN AMRO Credit Facility [Member] | DHT Condor [Member]
Credit Facility [Abstract]
Repayments of borrowings			$ 6,100
ABN AMRO Credit Facility [Member] | DHT Hawk [Member]
Credit Facility [Abstract]
Repayments of borrowings		$ 40,000
ABN AMRO Credit Facility [Member] | DHT Falcon [Member]
Credit Facility [Abstract]
Repayments of borrowings		$ 38,000
ABN AMRO Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings										135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets										25.00%
Credit facility covenant, required unencumbered consolidated cash										$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt										6.00%